Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	May 01, 2026